Shareholder Report			6 Months Ended
		Nov. 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			BNY Mellon ETF Trust
Entity Central Index Key			0001493580
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000216362
Shareholder Report [Line Items]
Fund Name			BNY Mellon US Large Cap Core Equity ETF
Class Name			BNY Mellon US Large Cap Core Equity ETF
Trading Symbol			BKLC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 0
Expense Ratio, Percent	[1]		0.00%
AssetsNet			$ 2,577,000,000
Holdings Count | Holding			509
InvestmentCompanyPortfolioTurnover			1.24%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$2,577	509	1.24%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Investment Companies	0.1%
Materials	2.0%
Real Estate	2.1%
Utilities	2.4%
Energy	3.3%
Consumer Staples	6.0%
Industrials	8.6%
Communication Services	9.6%
Consumer Discretionary	10.5%
Health Care	10.9%
Financials	14.1%
Information Technology	30.3%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Apple, Inc. -	6.6%
Microsoft Corp. -	6.1%
NVIDIA Corp. -	5.4%
Amazon.com, Inc. -	3.6%
Meta Platforms, Inc., Class A -	2.5%
Alphabet, Inc., Class A -	1.9%
Broadcom, Inc. -	1.9%
Alphabet, Inc., Class C -	1.7%
Tesla, Inc. -	1.7%
Eli Lilly & Co. -	1.6%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000216363
Shareholder Report [Line Items]
Fund Name			BNY Mellon US Mid Cap Core Equity ETF
Class Name			BNY Mellon US Mid Cap Core Equity ETF
Trading Symbol			BKMC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 2
Expense Ratio, Percent	[2]		0.04%
AssetsNet			$ 326,000,000
Holdings Count | Holding			401
InvestmentCompanyPortfolioTurnover			13.96%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$326	401	13.96%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-1.3%
Investment Companies	1.5%
Communication Services	2.6%
Utilities	3.0%
Energy	3.1%
Materials	5.9%
Consumer Staples	6.0%
Real Estate	8.0%
Health Care	9.8%
Information Technology	11.3%
Consumer Discretionary	14.5%
Financials	15.3%
Industrials	20.3%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NRG Energy, Inc. -	0.7%
Anglogold Ashanti PLC -	0.7%
NiSource, Inc. -	0.6%
Insulet Corp. -	0.6%
Casey's General Stores, Inc. -	0.6%
Nutanix, Inc., Class A -	0.6%
Sprouts Farmers Market, Inc. -	0.5%
Domino's Pizza, Inc. -	0.5%
Fidelity National Financial, Inc. -	0.5%
Tapestry, Inc. -	0.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000216364
Shareholder Report [Line Items]
Fund Name			BNY Mellon US Small Cap Core Equity ETF
Class Name			BNY Mellon US Small Cap Core Equity ETF
Trading Symbol			BKSE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 2
Expense Ratio, Percent	[3]		0.04%
AssetsNet			$ 87,000,000
Holdings Count | Holding			601
InvestmentCompanyPortfolioTurnover			21.05%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$87	601	21.05%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Consumer Staples	2.3%
Communication Services	2.9%
Investment Companies	3.0%
Energy	4.2%
Materials	4.9%
Utilities	5.1%
Real Estate	6.6%
Consumer Discretionary	12.3%
Information Technology	12.5%
Health Care	12.8%
Industrials	17.4%
Financials	18.5%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Mr. Cooper Group, Inc. -	0.4%
CommVault Systems, Inc. -	0.4%
Casella Waste Systems, Inc., Class A -	0.4%
UGI Corp. -	0.4%
National Fuel Gas Co. -	0.4%
TG Therapeutics, Inc. -	0.4%
Corcept Therapeutics, Inc. -	0.4%
Badger Meter, Inc. -	0.4%
Ollie's Bargain Outlet Holdings, Inc. -	0.4%
MGIC Investment Corp. -	0.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000216365
Shareholder Report [Line Items]
Fund Name			BNY Mellon International Equity ETF
Class Name			BNY Mellon International Equity ETF
Trading Symbol			BKIE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 2
Expense Ratio, Percent	[4]		0.04%
AssetsNet			$ 599,000,000
Holdings Count | Holding			985
InvestmentCompanyPortfolioTurnover			5.20%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$599	985	5.20%

Holdings [Text Block]

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	5.5%
Israel	1.0%
United States	0.4%
Singapore	1.5%
Hong Kong	1.8%
Denmark	1.9%
Italy	2.6%
Spain	2.6%
Sweden	3.0%
Netherlands	3.7%
Australia	6.3%
Germany	8.2%
Switzerland	8.2%
France	8.6%
Canada	10.7%
United Kingdom	12.4%
Japan	21.6%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
SAP SE -	1.5%
Nestle SA -	1.4%
ASML Holding NV -	1.2%
Roche Holding AG -	1.1%
Novartis AG -	1.1%
AstraZeneca PLC -	1.1%
Toyota Motor Corp. -	1.0%
Novo Nordisk A/S, Class B -	1.0%
HSBC Holdings PLC -	1.0%
Shell PLC -	1.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000216366
Shareholder Report [Line Items]
Fund Name			BNY Mellon Emerging Markets Equity ETF
Class Name			BNY Mellon Emerging Markets Equity ETF
Trading Symbol			BKEM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$5	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[5]		0.11%
AssetsNet			$ 91,000,000
Holdings Count | Holding			1,702
InvestmentCompanyPortfolioTurnover			11.87%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$91	1,702	11.87%

Holdings [Text Block]

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	5.4%
Hong Kong	1.0%
Indonesia	1.3%
Malaysia	1.4%
United States	0.8%
Thailand	1.6%
Mexico	2.1%
United Arab Emirates	2.6%
South Africa	2.8%
Saudi Arabia	3.7%
Brazil	4.5%
South Korea	9.6%
Taiwan	16.8%
India	20.2%
China	26.2%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Taiwan Semiconductor Manufacturing Co. Ltd. -	8.0%
Tencent Holdings Ltd. -	4.4%
Alibaba Group Holding Ltd. -	2.9%
Samsung Electronics Co. Ltd. -	2.1%
HDFC Bank Ltd. -	1.5%
Reliance Industries Ltd. -	1.4%
Xiaomi Corp., Class B -	1.3%
ICICI Bank Ltd. -	1.1%
Meituan, Class B -	1.0%
International Holdings Co. PJSC -	1.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000216367
Shareholder Report [Line Items]
Fund Name			BNY Mellon Core Bond ETF
Class Name			BNY Mellon Core Bond ETF
Trading Symbol			BKAG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 0
Expense Ratio, Percent	[6]		0.00%
AssetsNet			$ 1,888,000,000
Holdings Count | Holding			5,050
InvestmentCompanyPortfolioTurnover			26.80%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$1,888	5,050	26.80%

Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-1.9%
Asset Backed Securities	0.4%
Basic Materials	0.6%
Consumer, Cyclical	1.5%
Technology	1.7%
Energy	1.7%
Industrial	1.8%
Communications	2.0%
Utilities	2.4%
Investment Companies	2.8%
Consumer, Non-cyclical	4.2%
Financial	8.1%
Mortgage Securities	26.6%
Government	48.1%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.0%
U.S. Government Agencies - Short	-0.4%
Municipal Securities	0.3%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed	0.7%
Supranational Bank	1.4%
Foreign Governmental	1.5%
Investment Companies	2.8%
Corporate Bonds and Notes	23.9%
U.S. Government Agencies - Long	26.4%
U.S. Treasury Government Securities	44.9%

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000216369
Shareholder Report [Line Items]
Fund Name			BNY Mellon High Yield ETF
Class Name			BNY Mellon High Yield ETF
Trading Symbol			BKHY
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 11
Expense Ratio, Percent	[7]		0.22%
AssetsNet			$ 191,000,000
Holdings Count | Holding			1,700
InvestmentCompanyPortfolioTurnover			33.90%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$191	1,700	33.90%

Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.3%
Diversified	0.3%
Utilities	2.7%
Investment Companies	3.0%
Technology	3.9%
Basic Materials	4.4%
Industrial	11.4%
Energy	11.6%
Financial	13.3%
Consumer, Non-cyclical	15.2%
Communications	16.5%
Consumer, Cyclical	18.0%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.3%
Swap Agreements	0.0%Footnote Reference*
Futures	0.0%Footnote Reference*
Investment Companies	3.0%
Corporate Bonds and Notes	97.3%
Footnote	Description
Footnote*	Amount represents less than 0.1%.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000230859
Shareholder Report [Line Items]
Fund Name			BNY Mellon Concentrated International ETF
Class Name			BNY Mellon Concentrated International ETF
Trading Symbol			BKCI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETFFootnote Reference*	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[8]		0.65%
AssetsNet			$ 164,000,000
Holdings Count | Holding			29
InvestmentCompanyPortfolioTurnover			9.04%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$164	29	9.04%

Holdings [Text Block]

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.3%
Australia	2.6%
United States	2.8%
Finland	3.2%
Singapore	3.3%
Ireland	3.9%
Hong Kong	3.9%
Taiwan	4.2%
United Kingdom	5.1%
Spain	5.7%
Switzerland	6.1%
Denmark	6.5%
Netherlands	7.0%
Canada	7.6%
Germany	11.3%
Japan	11.8%
France	14.7%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Amadeus IT Group SA -	5.7%
SAP SE -	5.4%
Compass Group PLC -	5.1%
Alimentation Couche-Tard, Inc. -	4.4%
Air Liquide SA -	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. -	4.2%
AIA Group Ltd. -	3.9%
Experian PLC -	3.9%
L'Oréal SA -	3.7%
Coloplast A/S, Class B -	3.7%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000238330
Shareholder Report [Line Items]
Fund Name			BNY Mellon Global Infrastructure Income ETF
Class Name			BNY Mellon Global Infrastructure Income ETF
Trading Symbol			BKGI
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETFFootnote Reference*	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[9]		0.60%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 113,000,000
Holdings Count | Holding			29
InvestmentCompanyPortfolioTurnover			28.03%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$113	29	28.03%

Holdings [Text Block]

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	1.1%
Belgium	1.1%
Spain	1.4%
China	1.9%
Germany	3.2%
Canada	3.7%
Finland	6.7%
United Kingdom	8.0%
Italy	12.5%
France	21.3%
United States	39.1%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
ENEL SpA -	8.8%
Dominion Energy, Inc. -	6.7%
Fortum OYJ -	6.7%
Hess Midstream LP, Class A -	6.4%
Orange SA -	5.3%
Pennon Group PLC -	4.8%
Engie SA -	4.6%
Bouygues SA -	4.3%
Vinci SA -	3.9%
ONEOK, Inc. -	3.8%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  BNY Mellon ETF Investment Adviser, LLC (the "Adviser") has contractually agreed, until at least February 28, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.55% of the Fund's average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the Fund's board. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated February 28, 2025 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Updated Prospectus Phone Number			1-833-383-2696
Updated Prospectus Web Address			bny.com/investments/etfliterature

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized